UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


        Report for the Calendar Year or Quarter Ended: December 31, 2003

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

                         Dane, Falb, Stone & Co., Inc.
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Name of Institutional Investment Manager

                  15 Broad Street       Boston             MA           02109
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Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-02423
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report:

Edward N. Dane                     Principal                        617-742-0666
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)



Signature, Place and Date of Signing:

/s/ Edward N. Dane
------------------------------
Boston, Massachusetts
02/13/2004


Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


REPORT SUMMARY:

Number of Other Included Managers: None
                                  ------

Form 13F Information Table Entry Total: 66
                                       ----

Form 13F Information Table Value Total:   $ 40,236,463.95
                                       ----------------------



OTHER MANAGERS ON WHOSE BEHALF THIS REPORT IS FILED: None

MANAGERS REPORTING ON BEHALF OF REPORTING MANAGER: None

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                           ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                              FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                 TITLE                      MARKET   SHARES OF                  SHARED
NAME OF ISSUER                    OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                                 CLASS          NUMBER      (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
Berksh Hthwy                 CL A                 084670108    253        3          3     0       0              3       0        0
Abbott Labs                  Com                  002824100    419     8995       8995     0       0           8995       0        0
Aberdeen Asia Pac Incom Fd   Com                  003009107    638   100440     100440     0       0         100440       0        0
ADE Corp MA                  Com                  00089C107    468    25272      25272     0       0          25272       0        0
Alliance World Dollar Gov    Com                  01879R106    440    33800      33800     0       0          33800       0        0
Allied Capital Corp          Com                  01903Q108   1430    51300      51300     0       0          51300       0        0
AllState Corp                Com                  020002101    250     5800       5800     0       0           5800       0        0
Aust & NZ BnkGrp             Sponsored ADR        052528304    414     6200       6000   200       0           6000     200        0
Banc One Corp                Com                  059438101    410     9000       9000     0       0           9000       0        0
Barrick Gold Cp              Com                  067901108    964    42447      42447     0       0          42447       0        0
BHP Ltd                      Sponsored ADR        088606108    379    20779      19871   908       0          19871     908        0
BP Plc                       Sponsored ADR        055622104    242     4910       4910     0       0           4910       0        0
Brascan Corp                 CL A LTD VT SH       10549P606    864    28300      27600   700       0          27600     700        0
Bristol Myers Squibb         Com                  110122108    998    34900      34300   600       0          34300     600        0
Ciena Corp                   Com                  171779101    102    15500      15500     0       0          15500       0        0
Cisco Systems                Com                  17275R102   1766    72900      72900     0       0          72900       0        0
Coeur d'Alene Mines Corp     Com                  192108108    248    42903      42903     0       0          42903       0        0
Corporate High Yld FD V      Com                  219931102    697    43313      43313     0       0          43313       0        0
Du Pont de Numours           Com                  263524109    376     8184       8184     0       0           8184       0        0
Duke Realty Invest           Com                  624411505    468    15100      15100     0       0          15100       0        0
Eaton Vance Senior           Sh Ben Int           27826S103    142    15428      15428     0       0          15428       0        0
Eaton Vance MA Mu Ic         Sh Ben Int           27886E104    157    10157      10157     0       0          10157       0        0
Exxon Mobil Corp             Com                  30231G102    584    14250      14250     0       0          14250       0        0
Federated Department Stores  Com                  31410H101    839    17801      17801     0       0          17801       0        0
Ford Motor Co                Com                  345370100    590    36852      36852     0       0          36852       0        0
General Electric             Com                  369604103    673    21718      18718  3000       0          18718    3000        0
GlaxoSmithkline              Sponsored ADR        37733W105    700    15010      15010     0       0          15010       0        0
Great Lakes Chem             Com                  390568103    946    34800      34800     0       0          34800       0        0
Grp Telvsa SA De Cv          Sp ADR REP ORD       40049J206    506    12700      12700     0       0          12700       0        0
H&Q Life Sciences Fd         Sh Ben Int           404053100    183    11790      11790     0       0          11790       0        0
Hecla Mng                    Pfd CV Ser B         422704205    495     8600       8600     0       0           8600       0        0
Hewlett Packard              Com                  428236102    287    12480      11880   600       0          11880     600        0
Input/Output                 Com                  457652105    201    44600      44600     0       0          44600       0        0
iShares MSCI Japan Index Fd  Com                  464286848    612    63500      63500     0       0          63500       0        0
Keynote Securities           com                  493308100   1017    85900      85900     0       0          85900       0        0
Latin Amer Equity Fund       Com                  51827Q106    691    45300      45300     0       0          45300       0        0
Lexicon Genetics Inc Com     Com                  528872104    744   126300     126300     0       0         126300       0        0
Liberty Media Corp           Com                  530718105    920    77400      77400     0       0          77400       0        0
Ericsson LM TelCo.           ADR Cl B Sek10       294821608   1066    60250      60250     0       0          60250       0        0
LSI Logic Corporation        Com                  502161102    806    90900      90900     0       0          90900       0        0
Lubrizol Corporation         Com                  549271104    328    10100      10100     0       0          10100       0        0
MA Health & Educ TE          Sh Ben Int           575672100    305    20000      20000     0       0          20000       0        0
Meditronic                   Com                  585055106    364     7498       7498     0       0           7498       0        0
Mentor Graphics Corp         Com                  587200106    475    32700      32700     0       0          32700       0        0
Merck&Co Inc                 Com                  589331107    316     6833       6833     0       0           6833       0        0
MeVC Draper Fisher           Com                  55271E105    135    16900      16900     0       0          16900       0        0
MS/DW Incm                   Com                  61745P874    898    55600      55600     0       0          55600       0        0
New Amer High Income Fd      Com                  641876107    155    71584      71584     0       0          71584       0        0
Newmont Mining               Com                  651639106   1952    40153      39315   384       0          39315     384        0
Nortel Networks              Com                  656568102     53    12615      12615     0       0          12615       0        0
Nuveen Calif Mun Value Fd    Com                  67062C107    100    10802      10802     0       0          10802       0        0
Nuveen Mass Prem Inc         Com                  67061E108    224    14400      14400     0       0          14400       0        0
Occidental Petro Crp         Com                  674599105   1630    38600      38600     0       0          38600       0        0
Pfizer Inc                   Com                  717081103    978    27681      27515   166       0          27515     166        0
Scudder Global               Com                  81115E101    274    36300      36300     0       0          36300       0        0
Scudder High Income Tr       Com                  48841G106    344    46000      46000     0       0          46000       0        0
Senior High Income Portfolio Com                  81721E107    691   110200     110200     0       0         110200       0        0
Standard Register Co.        Com                  853887107    347    20600      20600     0       0          20600       0        0
Telcom NewZealand            Sponsored ADR        879278208    568    20108      20108     0       0          20108       0        0
Telefo de Mex'L              Sp ADR REP ORD       879403780    303     9182       9182     0       0           9182       0        0
Tellabs, Inc.                Com                  879664100    389    46300      46300     0       0          46300       0        0
Thermo Electron Corp         Com                  883556102   1235    49000      49000     0       0          49000       0        0
Toreador Resources Cp        Com                  891050106   2730   587000     586200   800       0         586200     800        0
Verizon Comm                 Com                  92343V104    584    16640      16640     0       0          16640       0        0
Wyeth                        Com                  983024100    222     5235       5235     0       0           5235       0        0
Xcel Energy                  Com                  98389B100    648    38160      36920  1240       0          36920    1240        0




